Property, Plant and Equipment (Details Textual) (USD $)	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Property Plant And Equipment (Textual) [Abstract]
Interest expense capitalized	$ 84,000,000	$ 73,000,000	$ 101,000,000
Depreciation expense, including the amortization of capitalized interest	$ 2,300,000,000	$ 2,200,000,000	$ 2,100,000,000